Leases - (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Disclosure of quantitative information about right-of-use assets [text block]
On adoption of IFRS 16, the Group recognized additional
right-of-use
assets and additional lease liabilities as below:

(In millions of won)
	January 1, 2019
Right-of-use assets presented in property, plant and equipment	~~W~~	142,040
Prepaid expenses		(61,570)
Lease receivable		34,649
Lease liabilities		115,119

Disclosure of lease related income and expenses
(ii)	Amounts recognized in profit or loss for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)
	2019		2020
Interest on lease liabilities	~~W~~	(4,085)	(4,456)
Income from sub-leasing right-of-use assets		1,079	896
Expenses relating to short-term leases		(1,783)	(977)
Expenses relating to leases of low-value assets		(1,188)	(231)

Schedule of lease liabilities
(iii)	Changes in lease liabilities for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)
	2019		2020
Balance at January 1	~~W~~	115,119	88,512
Additions and others		33,878	52,663
Interest expense		4,085	4,456
Repayment of liabilities		(64,570)	(62,200)

Balance at December 31	~~W~~	88,512	83,431

Schedule Of Maturity Analysis Of Leases Receivable
The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

(In millions of won)
	December 31, 2019		December 31, 2020
6 months or less	~~W~~	3,282	3,306
6-12 months		3,282	3,306
1-2 years		6,563	6,612
2-3 years		6,563	6,612
3-4 years		6,563	3,857
4-5 years		3,830	—
Total undiscounted lease receivable		30,083	23,693
Unearned finance income		(2,289)	(1,431)
Net Investment in the lease		27,794	22,262

Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disclosure of quantitative information about right-of-use assets [text block]
Right-of-use
assets are presented as property, plant and equipment as of December 31, 2019 and 2020 (see note 9(a)).
Changes in
right-of-use
assets for the years ended December 31, 2019 and 2020 are as follows:

(In millions of won)
	2019
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2019	~~W~~	75,777	53,960	1,111	10,800	392	142,040
Addition		19,743	1,890	2,882	4,971	247	29,733
Depreciation		(39,376)	(2,272)	(1,305)	(7,760)	(350)	(51,063)
Derecognition of right-of-use assets		(3,056)	—	(538)	—	—	(3,594)
Impairment		(248)	(3,833)	(20)	(193)	(8)	(4,302)
Gain or loss on foreign currency translation		373	9	17	30	7	436

Balance at December 31, 2019	~~W~~	53,213	49,754	2,147	7,848	288	113,250

(In millions of won)
	2020
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2020	~~W~~	53,213	49,754	2,147	7,848	288	113,250
Additions		44,900	607	1,197	4,459	591	51,754
Depreciation		(42,923)	(2,947)	(1,485)	(6,336)	(378)	(54,069)
Gain or loss on foreign currency translation		(24)	(3)	—	(1)	—	(28)

Balance at December 31, 2020	~~W~~	55,166	47,411	1,859	5,970	501	110,907